Key Management Personnel	12 Months Ended
Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Key Management Personnel

Note 29. Key Management Personnel

(a)	Compensation of Key Management Personnel

	2022	2021	2020

	US$	US$	US$
Short-term employee benefits	1,555,658	1,099,081	680,954
Post-employment benefits	56,105	79,550	64,632
Share-based payments expense	4,664,767	3,897,638	420,751
	6,276,530	5,076,269	1,166,337

(b)	Other transactions and balances with director and key management personnel and their related parties

There were no director and key management personnel related party transactions during the current or prior financial year.